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                          SYNOVA HEALTHCARE GROUP, INC.




                                  May 12, 2005


Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
United States Securities and Exchange Commission
Mail Stop 0511
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      SYNOVA HEALTHCARE GROUP, INC.
                  REGISTRATION STATEMENT ON FORM SB-2
                  COMMISSION FILE NO. 333-123498
                  ---------------------------------------

Dear Mr. Reynolds:

         This letter is in response to the comment letter of the staff (the "STAFF") of the Securities and Exchange Commission (the "COMMISSION"), dated April 19, 2005, on the Registration Statement on Form SB-2 filed by Synova Healthcare Group, Inc. (the "COMPANY") on March 22, 2005 (the "REGISTRATION STATEMENT). On May 12, 2005 (effective with the Commission on May 13, 2005), we filed Amendment No. 1 to the Registration Statement. Via Federal Express, we are providing to you three clean copies of Amendment No. 1 to the Registration Statement and three copies of Amendment No. 1 to the Registration Statement that have been marked to show changes from the Registration Statement as originally filed. We are also providing you with copies of certain source materials in response to comment 13 of the Staff's comment letter.

         We have set forth below, in boldface type, the text of each comment in the Staff's comment letter (numbered in accordance with the comment letter) followed by our responses.

GENERAL COMMENTS

         1. WE NOTE THAT YOUR REGISTRATION STATEMENT REGISTERS THE RESALE OF UP TO 9,342,328 SHARES OF COMMON STOCK BY SELLING SHAREHOLDERS. WE ALSO NOTE THAT THERE IS CURRENTLY NO MARKET FOR YOUR COMMON SHARES. GIVEN THIS, PLEASE REVISE YOUR PROSPECTUS COVER PAGE, THE RISK FACTORS SECTION, AND THE PLAN OF DISTRIBUTION SECTION TO PROVIDE THAT SELLING SECURITY HOLDERS WILL SELL AT A STATED, FIXED PRICE UNTIL THE SECURITIES ARE QUOTED ON THE OTC BULLETIN BOARD AND, THEREAFTER, THE SELLING SECURITY HOLDERS MAY SELL AT PREVAILING MARKET PRICES OR PRIVATELY NEGOTIATED PRICES. THIS INCLUDES THE SHARES REGISTERED FOR RESALE IN CONNECTION WITH THE ISSUANCE OF COMMON SHARES UPON THE EXERCISE OF OUTSTANDING COMMON STOCK PURCHASE WARRANTS, COMMON SHARES ISSUABLE UPON THE EXERCISE OF OUTSTANDING UNIT PURCHASE OPTIONS AND THE WARRANTS UNDERLYING SUCH UNIT PURCHASE OPTIONS. SEE ITEM 16 OF SCHEDULE A TO THE SECURITIES ACT OF 1933. RECALCULATE YOUR REGISTRATION FEE, IF NECESSARY, BASED UPON THIS OFFERING PRICE.

RESPONSE:         The prospectus cover page, the Risk Factors section and the
                  Plan of Distribution section of the Registration Statement have been revised to disclose that the selling stockholders will sell at a fixed price of $1.75 per share until the securities are quoted on the OTC Bulletin Board, or quoted or listed for trading on another established public market, at which point the selling stockholders may sell at prevailing market prices or privately negotiated prices. We have recalculated the registration fee accordingly.


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Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 2

                  The fixed price of $1.75 is based on the highest bid price quoted on the Pink Sheets as of May 10, 2005. We believe the quotations on the Pink Sheets are currently the most reliable basis for determining the value of our common stock.

         2. PLEASE REMOVE ALL REFERENCES TO THE PINK SHEETS AS AN OVER THE COUNTER MARKET. THE PINK SHEETS ARE NOT AN ESTABLISHED PUBLIC TRADING MARKET. ALSO, PLEASE CLARIFY THAT THE PINK SHEETS WILL NOT CONSTITUTE A MARKET FOR SELLING AT MARKET PRICES, AS STATED IN OUR PRIOR COMMENT.

RESPONSE:         All references to the Pink Sheets as an over the counter
                  market have been removed. We also confirm that the Pink Sheets will not constitute a market for selling at market prices.

         3. PLEASE DISCLOSE WHETHER THE COMPANY HOSTS AN INTERNET SITE.

RESPONSE:         We maintain an internet site at www.synovahealthcare.com. We have revised the Registration Statement to disclose this information.

PROSPECTUS COVER PAGE

         4. PLEASE LIMIT YOUR DISCLOSURE ON THE COVER PAGE TO THAT INFORMATION REQUIRED BY ITEM 501 OF REGULATION S-B. FOR EXAMPLE, CONSIDER REMOVING THE REFERENCES TO THE PAR VALUE OF THE COMMON STOCK, THE STATE OF INCORPORATION, THE STATEMENT THAT YOU WILL PAY ALL OFFERING EXPENSES, AND THE USE OF PROCEEDS ASSUMING THE EXERCISE OF THE WARRANTS AND UNIT PURCHASE OPTIONS.

RESPONSE:         We have revised the prospectus cover page in response to the
                  Staff's comments, except that we have retained the disclosure regarding our status as a Nevada corporation, as we believe this information is relevant to potential investors.

         5. WE NOTE DISCLOSURE THAT YOUR STOCK "IS CURRENTLY QUOTED ON THE `PINK
SHEETS'...." PLEASE DISCLOSE THAT YOUR SECURITIES ARE NOT TRADED ON ANY NATIONAL
SECURITIES EXCHANGE. SEE ITEM 501(A)(4) OF REGULATION S-B.

RESPONSE:         The prospectus cover page has been revised to disclose that our securities do not trade on any national securities exchange.

         6. PLEASE DISCLOSE THE TERMINATION DATE OF THE OFFERING.

RESPONSE:         The prospectus cover page has been revised to disclose that there is no scheduled termination date for the offering. We are obligated under an agreement with certain selling stockholders to keep the offering open for a certain period of time, which period of time is disclosed in more detail in the Plan of Distribution section.

INSIDE FRONT AND OUTSIDE BACK COVER PAGE

         7. PLEASE INCLUDE THE DEALER PROSPECTUS DELIVERY OBLIGATION AS REQUIRED BY ITEM 502(B) OF REGULATION S-B.

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

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Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 3

FORWARD-LOOKING INFORMATION

         8. PLEASE RELOCATE THE INFORMATION ON PAGE III TO LATER IN THE PROSPECTUS. THE SUMMARY SHOULD IMMEDIATELY FOLLOW THE COVER PAGE AND TABLE OF CONTENTS.

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

         9. PLEASE REMOVE THE TERM "WILL" FROM THE LIST OF TYPICALLY EMPLOYED FORWARD-LOOKING STATEMENTS.

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

         10. WE NOTE YOUR STATEMENT THAT THE PROSPECTUS INCLUDES FORWARD LOOKING STATEMENTS "AS SUCH TERM IS DEFINED" IN THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995.

                  BE ADVISED THAT SECTION 27A(B)(2)(D) OF THE SECURITIES ACT AND
         SECTION 21E(B)(2)(D) OF THE SECURITIES EXCHANGE ACT EXPRESSLY STATE THAT THE SAFE HARBOR FOR FORWARD LOOKING STATEMENTS DOES NOT APPLY TO STATEMENTS MADE IN CONNECTION WITH AN INITIAL PUBLIC OFFERING. PLEASE
         EITHER:

                  o DELETE ANY REFERENCES TO THE PRIVATE SECURITIES LITIGATION REFORM ACT; OR

                  o MAKE CLEAR, EACH TIME YOU REFER TO THE LITIGATION REFORM ACT, THAT THE SAFE HARBOR DOES NOT APPLY TO INITIAL PUBLIC OFFERINGS.

RESPONSE:         We have revised the Registration Statement to remove all
                  references to the Private Securities Litigation Reform Act.

SUMMARY

         11. DISCLOSE THE PURPOSE OF THE REVERSE ACQUISITION.

RESPONSE:         The Registration Statement has been revised to disclose the purpose of the reverse acquisition. In light of your comment in #12 below, we have omitted this disclosure from the "Summary" section of the prospectus and provided it in the "Business" section.
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Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 4


         12. SOME OF THE DISCLOSURE IN THE SUMMARY IS A MERE REPETITION OF MUCH OF THE INFORMATION CONTAINED IN THE "BUSINESS" AND "MANAGEMENT" SECTIONS. REVISE YOUR DISCLOSURE TO REMOVE ALL REPETITIOUS INFORMATION. REFER TO ITEM 503 OF REGULATION S-B WHICH STATES THAT THE SUMMARY SHOULD BE BRIEF AND SHOULD NOT CONTAIN DETAILED INFORMATION THAT MAY BE FOUND DEEPER IN THE PROSPECTUS.


RESPONSE:         The "Summary" section of the prospectus has been revised to remove some of the information that is also contained in the "Business," "Management" and other sections of the prospectus.
                  However, we have retained some of the disclosure contained in the "Summary" section that we believe is particularly important to a potential investor's understanding of our business, even though it is repetitive of some of the information disclosed elsewhere in the prospectus.

         13. WE NOTE THAT THE BASIS OF THE DISCLOSURE ABOUT YOUR COMPANY'S INDUSTRY IS BASED ON THE COMPANY'S "MARKET RESEARCH" OR MANAGEMENT'S BELIEF. SEE, FOR EXAMPLE AND WITHOUT LIMITATION, DISCLOSURE IN THE LAST SENTENCE OF THE FIRST PARAGRAPH BENEATH THE "MARKETING" SUBSECTION. REFER ALSO TO DISCLOSURE IN THE "COMPETITION" SUBSECTION OF THE "BUSINESS" SECTION. PLEASE DISCLOSE THE SOURCE OF THE INFORMATION AND WHETHER THE SOURCE IS PUBLICLY AVAILABLE. IF THE SOURCE IS NOT AVAILABLE FOR NO OR NOMINAL CHARGE, THEN THE YOU MUST ADOPT THE INFORMATION AS THE YOUR OWN OR PROVIDE A CONSENT FOR ITS USE. ALSO, SUPPLEMENTALLY PROVIDE THE STAFF WITH COPIES OF ALL SOURCES UTILIZED FOR YOUR DISCLOSURE OF STATISTICS.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comments. We have also forwarded to the Staff, via
                  Federal Express, the sources we utilized in our disclosure of market statistics in the prospectus.

         14. PLEASE PROVIDE THE COMPLETE MAILING ADDRESS AND PHONE NUMBER OF YOUR PRINCIPAL EXECUTIVE OFFICES, AS REQUIRED BY ITEM 503(B) OF REGULATION S-B.

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

RISK FACTORS

         15. IN THE INTRODUCTORY PARAGRAPH, CLARIFY THAT YOU DISCLOSE ALL "MATERIAL" RISKS HERE.

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

         16. THE SECOND RISK FACTOR, DISCUSSING PENNY STOCK, IS A GENERIC RISK. PLEASE CONSIDER RELOCATING THIS DISCLOSURE TO THE PLAN OF DISTRIBUTION SECTION. ALSO PLEASE REMOVE THE FIFTH, ELEVENTH, FIFTEENTH, AND SEVENTEENTH RISK FACTORS, AS THEY ARE GENERIC RISKS.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comment, except that we have retained the fifth risk factor in its entirety and the eleventh risk factor with certain modifications. We do not believe the fifth risk factor is a generic risk associated with all companies and we believe investors should carefully consider this particular risk prior to making an investment in our securities. We revised the eleventh risk factor to make it more specific to our particular business.

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Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 5

         17. PLEASE REMOVE THE LAST PARAGRAPH OF THE THIRD RISK FACTOR, AS THIS INFORMATION REGARDING THE ARBITRARY PRICE BY SELLING SHAREHOLDERS DOES NOT RELATE TO THE RISK FACTOR SUBHEADING. ALSO, PLEASE REVISE THE THIRD RISK FACTOR SUBHEADING TO CLEARLY INDICATE THE SUBHEADING.

RESPONSE:         The third risk factor subheading and the third risk factor have been revised in response to the Staff's comment. We have made the last paragraph of the third risk factor a separate and distinct risk factor.

         18. REVISE YOUR RISK FACTOR SUBHEADINGS TO ENSURE THAT YOUR SUBHEADINGS CLEARLY REFLECT THE MATERIAL RISK DISCLOSED IN THE NARRATIVE. FOR EXAMPLE, THE SUBHEADING FOR RISK FACTOR 7 MERELY STATES THE FACT THE COMPANY INTENDS TO "COMPETE IN A NEW AND RAPIDLY EVOLVING MARKET." PLEASE REVISE YOUR SUBHEADINGS SO THAT THEY ADEQUATELY DESCRIBE THE SPECIFIC RISK THAT RESULTS FROM THE STATED FACT. TO ASSIST YOU IN THIS REGARD, WE REFER YOU TO "A PLAIN ENGLISH HANDBOOK - HOW TO CREATE CLEAR SEC DISCLOSURE DOCUMENTS," ISSUED BY THE OFFICE OF INVESTOR EDUCATION AND ASSISTANCE, WHICH IS AVAILABLE ON OUR WEBSITE AT WWW.SEC.GOV, AND THE UPDATED VERSION OF STAFF LEGAL BULLETIN NO. 7, DATED JUNE 7, 1999. IN ADDITION TO THE SIXTH RISK FACTOR, WE DIRECT YOUR ATTENTION, WITH OUT LIMITATION, TO RISK FACTORS 8, 9-18, 20, AND 22-23.

RESPONSE:         The risk factors have been revised in response to the Staff's comments.

         19. TO THE EXTENT POSSIBLE, AVOID THE GENERIC CONCLUSION YOU MAKE IN MOST OF YOUR RISK FACTORS THAT THE RISK DISCUSSED WOULD HAVE A MATERIAL ADVERSE EFFECT YOUR BUSINESS, PROSPECTS, RESULTS OF OPERATIONS, FINANCIAL CONDITION, AND/OR ABILITY TO CONTINUE AS A GOING CONCERN. INSTEAD, REPLACE THIS LANGUAGE WITH SPECIFIC DISCLOSURE OF HOW YOUR BUSINESS, PROSPECTS, RESULTS OF OPERATIONS, FINANCIAL CONDITION, AND/OR ABILITY TO CONTINUE AS A GOING CONCERN WOULD BE AFFECTED.

RESPONSE:         To the extent possible and appropriate, we have revised the risk factors in response to the Staff's comments.

         20. PLEASE REVISE THE SIXTH RISK FACTOR TO INDICATE THE "CERTAIN STATES" WHERE ENTITIES OTHER THAN INSTITUTIONAL INVESTORS MAY PURCHASE SECURITIES. ALSO, PLEASE CLARIFY THE "CERTAIN OTHER JURISDICTIONS" REFERRED TO IN THE SUBHEADING.

RESPONSE:         We have attempted to clarify the disclosure in the sixth risk factor. However, we supplementally inform the Staff that we specifically negotiated with the investors in the 2005 unit offering with regard to Blue Sky filings and registrations.
                  Blue Sky compliance in connection with resales by the selling stockholders is the obligation of the selling stockholders. We are not in a financial position to incur the cost of a fifty state Blue Sky survey for purposes of informing the selling stockholders and potential investors which states provide exemptions for the resales of our securities under the Registration Statement. That being said, we believe the risk factor is important to inform potential investors that purchases and resales by them may be limited by the fact that we have not made any Blue Sky filings, and that they would be responsible for ensuring their own Blue Sky compliance.

         21. THE STATEMENT IN THE EIGHTH RISK FACTOR THAT "OUR PROSPECTS MUST BE CONSIDERED IN LIGHT OF THE RISKS, UNCERTAINTIES, EXPENSES AND DIFFICULTIES FREQUENTLY ENCOUNTERED BY COMPANIES IN THEIR EARLY STAGES OF DEVELOPMENT" IS A GENERIC STATEMENT THAT SHOULD BE REMOVED.

RESPONSE:         The eighth risk factor has been revised in response to the
                  Staff's comment.

         22. WE NOTE THAT THIS IS A RESALE REGISTRATION. PLEASE EXPLAIN THE REFERENCE IN RISK FACTOR 21 TO PARTICIPANTS IN THIS OFFERING SUFFERING SUBSTANTIAL DILUTION.

RESPONSE:         The first sentence of risk factor twenty-one has been removed in response to the Staff's comment. We believe the remaining disclosures in risk factor twenty-one are relevant to the offering.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 6

         23. PLEASE COMBINE RISK FACTORS FOURTEEN AND TWENTY-TWO, AS BOTH DISCUSS THE RISKS ASSOCIATED WITH MANAGING GROWTH.

RESPONSE:         Risk factor twenty-two has been combined with risk factor
                  fourteen in response to the Staff's comment.

MANAGEMENT'S DISCUSSION AND ANALYSIS
RESULTS OF OPERATIONS

         24. PLEASE REVISE THIS SECTION TO DISCUSS THE EVENTS, TRENDS, AND UNCERTAINTIES THAT MANAGEMENT VIEWS AS MOST CRITICAL TO THE COMPANY'S REVENUES, FINANCIAL POSITION, LIQUIDITY, PLAN OF OPERATIONS AND RESULTS OF OPERATIONS. IN AN EFFORT TO ASSIST YOU IN THIS REGARD, PLEASE REFER TO THE COMMISSION'S RECENT GUIDANCE REGARDING MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS CONTAINED IN RELEASE NO. 33-8350 (DECEMBER 19, 2003) AVAILABLE AT HTTP://WWW.SEC.GOV/RULES/INTERP/33-8350.HTM. THIS GUIDANCE IS INTENDED TO ELICIT MORE MEANINGFUL DISCLOSURE IN MD&A IN A NUMBER OF AREAS, INCLUDING THE OVERALL PRESENTATION AND FOCUS OF MD&A, WITH GENERAL EMPHASIS ON THE DISCUSSION AND ANALYSIS OF KNOWN TRENDS, DEMANDS, COMMITMENTS, EVENTS AND UNCERTAINTIES, AND SPECIFIC GUIDANCE ON DISCLOSURES ABOUT LIQUIDITY, CAPITAL RESOURCES AND CRITICAL ACCOUNTING.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comment.

         25. WE NOTE THE LOAN PAYABLE DUE MAY 1, 2005. PLEASE NAME THE PARTY THAT PROVIDED THE LOAN AND STATE WHETHER THERE IS ANY AFFILIATION BETWEEN THE PARTY AND YOUR COMPANY, YOUR OFFICERS, DIRECTORS OR AFFILIATES. ALSO, CLARIFY THOSE "CERTAIN ASSETS" THAT ARE SECURED AGAINST THE LOAN. IF MATERIAL, PLEASE INCLUDE A RISK FACTOR.

RESPONSE:         This loan was paid in full on May 2, 2005, and is, therefore, no longer referenced in the "Management's Discussion and Analysis" section of the Registration Statement. We supplementally inform you that the loan was in favor of VMK
                  Associates and that there is no affiliation between VMK and us.

         26. WE NOTE THE REFERENCE TO A NEW SENIOR CREDIT FACILITY TO BE NEGOTIATED. PLEASE UPDATE THE STATUS.

RESPONSE:         On Friday, April 28, 2005, we entered a one-year credit
                  facility with Wachovia Bank, N.A., consisting of a line of credit in the amount of up to $300,000 and a secured term loan in an amount equal to $475,000. The Registration Statement has been revised to reflect this information.

         27. PLEASE UPDATE TO DISCLOSE WHETHER YOU HAVE ANY MATERIAL COMMITMENTS FOR CAPITAL EXPENDITURES AS REQUIRED BY ITEM 303(B)(III) OF REGULATION S-B.

RESPONSE:         We have updated the Registration Statement to indicate that we do not have material capital expenditure commitments for the fiscal year ending December 31, 2005. We are evaluating an upgrade to our software technology.

BUSINESS

         28. PLEASE REVIEW THE DISCLOSURE REQUIREMENTS SET FORTH IN ITEM 101(B) OF REGULATION S-B AND, TO THE EXTENT YOU HAVE NOT ADDRESSED ALL OF THE PROVISIONS SET FORTH IN THE ITEM, REVISE YOUR DISCLOSURE ACCORDINGLY. REFER, FOR EXAMPLE, TO ITEM 101(B)(6) OF REGULATION S-B.

RESPONSE:         We reviewed the disclosure requirements set forth in Item
                  101(b) of Regulation S-B and revised the Registration
                  Statement accordingly.

         29. PLEASE DISCLOSE THE COUNTRIES WITH WHICH THE COMPANY DOES BUSINESS.

RESPONSE:         The Registration Statement has been revised to disclose that we currently do business in the United States only.

HISTORY AND BACKGROUND

         30. PLEASE CLARIFY YOUR STATEMENT THAT THE REGISTRATION RIGHTS AGREEMENT PERMITS YOU TO INCLUDE "(I) A SPECIFIED NUMBER OF SHARES HELD BY OUR STOCKHOLDERS PRIOR TO THE OFFERING AND (II) THE SHARES UNDERLYING THE UNIT PURCHASE OPTIONS ISSUES TO OUR PLACEMENT AGENTS IN THE OFFERING." SPECIFICALLY DISCLOSE HOW THESE PROVISIONS RELATE TO THE REGISTRATION STATEMENT.

RESPONSE:         The Registration Statement has been revised to clarify that we are permitted under the registration rights agreement to include in the Registration Statement (i) a specified number of shares held by the former (non-affiliated) Synova
                  Healthcare, Inc. stockholders and (ii) the shares underlying the unit purchase options issued to our placement agents in the 2005 unit offering, and that the Registration Statement includes such shares.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 7

         31. PLEASE DISCLOSE ALL MATERIAL TERMS OF THE MERGER AGREEMENT, INCLUDING WHETHER ANY FINDERS' FEES OR OTHER FORMS OF COMPENSATION WERE PAID, DIRECTLY OR INDIRECTLY.

RESPONSE:         We have revised the Registration Statement to disclose what we believe are the material terms of the merger agreement. As disclosed in the Registration Statement, we paid Oceana
                  Partners LLC, G.M. Capital Partners, Ltd. and KSR Associates,
                  Inc. compensation for their services rendered in connection with the 2005 unit offering. We did not pay any finders' fees or other forms of compensation in connection with the merger, but the merger was directly related to the unit offering. In that regard, we revised the Registration Statement to disclose that the obligation of Synova Healthcare, Inc. to consummate the merger was conditioned on receipt of at least $2,000,000 in commitments under the 2005 unit offering.

CURRENT PRODUCTS

         32. WE NOTE METROCHECK(R) IS AVAILABLE FOR PURCHASE IN MORE THAN 15 RETAIL DISTRIBUTORS. PLEASE DISCLOSE WHETHER YOU HAVE ANY WRITTEN AGREEMENTS WITH THESE DISTRIBUTORS AND WHETHER ANY OF THESE ARE CONSIDERED MAJOR CUSTOMERS. ALSO DISCLOSE WHETHER YOU HAVE ANY WRITTEN AGREEMENTS WITH THESE DISTRIBUTORS. IF SO, DISCLOSE THE MATERIAL TERMS AND FILE AS EXHIBITS.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comment. We do not currently have long-term sale or supply agreements with any of our retail distributors. Sales to these and all retail distributors are typically done on a purchase order basis. Walgreens, Albertson's and Eckerd Drugs are our most significant customers in the retail market at this time.

         33. DISCLOSURE INDICATES THAT YOU HAVE "ESTABLISHED STRATEGIC RELATIONSHIPS WITH CERTAIN PHYSICIAN SUPPLY ORGANIZATIONS THAT OFFER
MENOCHECKPROTM...." PLEASE IDENTIFY THESE PHYSICIAN SUPPLY ORGANIZATIONS,
DISCLOSE THE MATERIAL TERMS OF YOUR AGREEMENTS WITH THEM, AND FILE THE AGREEMENTS AS MATERIAL EXHIBITS.

RESPONSE:         There are a significant number of physician supply
                  organizations and related companies who serve as sales and distribution providers for products like MenocheckProTM. The loss of any one of them can easily be replaced by the addition of another, with no significant loss in the effectiveness of the relationship. Accordingly, we do not believe the identity or terms of these relationships are material to potential investors.

FUTURE PRODUCTS

         34. PLEASE DISCLOSE THE CURRENT STAGE OF DEVELOPMENT OF THE OTHER PROPOSED DIAGNOSTIC PRODUCTS. FOR INSTANCE, PROVIDE GREATER DISCLOSURE REGARDING THE FILING OF THE PROVISIONAL PATENT RELATING TO OBSTETRICS. STATE WHEN THE PATENT APPLICATION WAS FILED AND THE PATENT APPLICATION NUMBER.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comment.

TECHNOLOGY

         35. PLEASE DISCLOSE THE "CERTAIN OTHER MATTERS" ABI IS RESPONSIBLE FOR PURSUANT TO THE DISTRIBUTION AGREEMENT.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comments.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 8

         36. PLEASE DEFINE THE TERM "IMMUNO CHROMATOGRAPHIC ASSAY."

RESPONSE:         We have included a definition of immuno chromatographic assay in the Registration Statement.

EMPLOYEES

         37. PLEASE DISCLOSE THE TOTAL NUMBER OF EMPLOYEES, IN ADDITION TO THE NUMBER OF FULL-TIME EMPLOYEES.

RESPONSE:         We do not employ any part-time employees. The Registration
                  Statement has been revised to make this clearer.

DILUTION

         38. PLEASE REMOVE THIS SECTION, AS THIS REGISTRATION STATEMENT RELATES TO THE RESALE OF COMMON STOCK, RATHER THAN A PRIMARY OFFERING BY THE COMPANY.

RESPONSE:         The Dilution section of the Registration Statement has been removed in response to the Staff's comment.

SELLING STOCKHOLDERS

         39. DISCLOSE WHETHER OR NOT ANY OF THE SELLING SHAREHOLDERS A BROKER-DEALERS OF AFFILIATES OF BROKER-DEALERS.

RESPONSE:         Two of the selling stockholders are affiliates of a registered broker-dealer, and the requested disclosure has been added to the selling stockholders table with respect to those selling stockholders. In addition, Oceana Partners LLC, a placement agent in the 2005 unit offering and a selling stockholder, is a registered broker-dealer. We have indicated this status in the selling stockholder table as well.

         40. IF A SELLING SHAREHOLDER IS A BROKER-DEALER, TELL US WHETHER THE SELLING SHAREHOLDER ACQUIRED ITS SECURITIES AS COMPENSATION FOR UNDERWRITING ACTIVITIES. UNLESS A BROKER-DEALER ACQUIRED THE SECURITIES AS COMPENSATION FOR UNDERWRITING ACTIVITIES, YOU MUST IDENTIFY THE BROKER-DEALER AS AN UNDERWRITER IN THE PROSPECTUS. LANGUAGE SUCH AS "MAY BE DEEMED TO BE" AN UNDERWRITER IS UNACCEPTABLE IF THE SELLING SHAREHOLDER IS A BROKER-DEALER.

RESPONSE:         Oceana Partners LLC served as a placement agent in our 2005 unit offering and received 315,000 of its shares covered by the Registration Statement as compensation for its services as placement agent. Oceana Partners received its remaining
                  500,000 shares covered by the Registration Statement as compensation for consulting services (primarily advice relating to corporate finance and business strategy matters).
                  Accordingly, we do not believe Oceana Partners is an underwriter in this offering.

         41. PLEASE REVISE THE NUMBER OF SHARES TO BE HELD BY ERWIN SPECKERT AFTER THE OFFERING.

RESPONSE:         We have revised column four ("Shares to be Offered Pursuant to this Prospectus") to reflect that the total number of shares of common stock beneficially owned by Erwin Speckert before the offering will be offered pursuant to the prospectus.
                  Accordingly, no change was made to the fifth column ("Shares
                  Owned After Offering").

         42. DISCLOSE THE CONTROL PERSON(S) FOR OCEANA PARTNERS AND GM CAPITAL PARTNERS.

RESPONSE:         The Registration Statement has been revised to disclose the control persons for Oceana Partners LLC and G.M. Capital
                  Partners, Ltd.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 9

         43. PLEASE DISCLOSE HOW YOU PROPOSE TO REFLECT ANY CHANGES IN SELLING SECURITY HOLDERS.

RESPONSE:         The Registration Statement (and prospectus) contains all of the selling stockholders, so we do not expect to make any changes to the selling stockholders table.

         44. WE NOTE THE SIGNIFICANT AMOUNT OF SHARES BEING REGISTERED FOR RESALE THAT ARE OWNED OR CONTROLLED BY MR. SPECKERT. GIVEN THE SIGNIFICANT LEVEL OF RESALES BY THESE RELATED PARTIES, WE ARE OF THE VIEW THAT THE OFFERING BY THIS GROUP IS AN OFFERING BY OR ON BEHALF OF THE COMPANY. RULE 415(C) OF REGULATION C REQUIRES THAT OFFERINGS BY OR ON BEHALF OF THE COMPANY ONLY BE CONDUCTED AT THE MARKET IF THEY MEET THE REQUIREMENTS OF RULE 415(A)(4) OF REGULATION C. SINCE YOUR OFFERING DOES NOT APPEAR TO SATISFY THOSE PROVISIONS, AN "AT THE MARKET" OFFERING BY AFFILIATES IS NOT PERMISSIBLE. PLEASE REVISE THE TERMS OF YOUR OFFERING TO INDICATE THAT THE FIXED OFFERING PRICE WILL APPLY THROUGHOUT THE TERM OF THE OFFERING FOR THIS GROUP. THE PROSPECTUS SHOULD MAKE CLEAR THE FACT THAT THESE PERSONS ARE UNDERWRITERS OF THIS OFFERING. ALSO INCLUDE MR. SPECKERT IN THE BENEFICIAL OWNERSHIP TABLE AND DISCLOSE THE NATURE OF OWNERSHIP IN A FOOTNOTE.

RESPONSE:         Through discussions with Mr. Speckert, it has been determined that Mr. Speckert has voting and investment control over 792,000 shares being registered, or approximately 5.96% of our outstanding common stock. We have revised the Registration
                  Statement to correct the number of shares over which Mr.
                  Speckert has or shares voting or investment control.

                  We have included Mr. Speckert in the beneficial ownership table, but we do not believe Mr. Speckert (or the group of stockholders he is associated with) is an affiliate. Mr. Speckert is not in a control or affiliate relationship with us. As explained, Mr. Speckert has voting control over significantly less than 10% of our outstanding voting stock, the threshold typically relied on to assert affiliate status to a stockholder or group of related stockholders on account of share holdings. We note that this threshold number is typically higher in situations, like this, where the voting stock of the subject company is not widely disbursed.

                  In addition, Mr. Speckert does not possess any of the other relationships or powers that are common among affiliates. Mr. Speckert does not have voting control over enough shares to materially affect the election of our directors or to otherwise affect our direction or policies. Mr. Speckert has no right (contractual or otherwise) to appoint or designate any of our directors, or to cause us to take any other actions that are typically available to control persons. Accordingly, we do not believe that Mr. Speckert should be deemed an affiliate or that Rule 415(c) is applicable to this offering.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 10


PLAN OF DISTRIBUTION

         45. WE NOTE REFERENCE TO THE POSSIBILITY OF THE PARTICIPATION OF BROKER-DEALERS. SUPPLEMENTALLY CONFIRM YOUR AWARENESS THAT, PRIOR TO ANY INVOLVEMENT OF ANY BROKER-DEALER IN THE OFFERING, SUCH BROKER-DEALER MUST SEEK AND OBTAIN CLEARANCE OF THE UNDERWRITING COMPENSATION AND ARRANGEMENTS FROM THE NASD CORPORATE FINANCE.

RESPONSE:         We supplementally confirm our understanding that prior to any involvement of a broker-dealer in the offering, such broker-dealer must seek and obtain clearance of the underwriting compensation and arrangements from the NASD
                  Corporate Finance.

MANAGEMENT
EXECUTIVE OFFICERS AND DIRECTORS

         46. FOR THE LAST FIVE YEARS OR FOR ANY LONGER PERIOD OF TIME THAT YOU VOLUNTARILY COVER, PRESENT THE FOLLOWING FOR EACH MEMBER OF MANAGEMENT:

                  a.    THE TITLE OF EACH POSITION HELD;

                  b.    THE DUTIES OF EACH POSITION IF NOT CLEAR FROM THE TITLE;

                  c. THE BEGINNING AND ENDING DATES BY MONTH AND YEAR OF EACH POSITION;

                  d.    THE NAME OF THE ENTITY WITH WHOM THE POSITION WAS HELD;
                        AND

                  e.    THE ACTIVITIES OF THE ENTITY.

RESPONSE:         The disclosures in the Management section of the Registration
                  Statement have been revised in response to the Staff's comments.

         47. PLEASE NAME ALL PROMOTERS OF THE COMPANY. REFER TO THE DEFINITION OF "PROMOTER" IN RULE 405 OF REGULATION C.

RESPONSE:         The Registration Statement has been revised to disclose that
                  Robert Knight is our only promoter (as defined in Rule 405 of Regulation C), and that Stephen E. King and David J. Harrison are the only promoters (as defined in Rule 405 of Regulation
                  C) of our operating subsidiary, Synova Healthcare, Inc.

         48. PLEASE GIVE EACH PERSON'S TERM OF OFFICE AS A DIRECTOR AND THE PERIOD DURING WHICH THE PERSON HAS SERVED, AS REQUIRED BY ITEM 401(A)(3) OF REGULATION S-B.

RESPONSE:         The Registration Statement has been revised to disclose each director's term of office and the period in which such director has served on our board of directors. We will update this disclosure in subsequent amendments to the Registration
                  Statement as necessary as a result of our annual stockholders meeting to be held on May 25, 2005.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 11

EMPLOYMENT AGREEMENTS

         49. PLEASE EXPAND YOUR DISCLOSURE REGARDING "SUBJECTIVE PERFORMANCE FACTORS AND BOARD-DETERMINED OBJECTIVE PERFORMANCE STANDARDS."

RESPONSE:         The Registration Statement has been revised in response to the
                  Staff's comment.

MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

         50. PLEASE DISCLOSE THE SOURCE OF THE HIGH AND LOW BID INFORMATION, AS REQUIRED BY ITEM 201(A)(1)(II) OF REGULATION S-B.

RESPONSE:         We have disclosed Bloomberg L.P. as the source of the high and low bid information.

DESCRIPTION OF SECURITIES
REGISTRATION RIGHTS AGREEMENT

         51. PLEASE DISCLOSE THE "CERTAIN OBLIGATIONS" UNDER THE REGISTRATION RIGHTS AGREEMENT REFERRED TO ON PAGE 46.

RESPONSE:         The Registration Statement has been revised to disclose more detail regarding our obligations under the registration rights agreement.

SYNOVA HEALTHCARE, INC. -- DECEMBER 31. 2004 FINANCIAL STATEMENTS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

REVENUE RECOGNITION, F-9

         52. WE READ ON PAGE 20 (CURRENT PRODUCTS) THAT YOU OFFER YOUR PRODUCTS FOR RETAIL SALE (VIA RETAIL DISTRIBUTORS) AND COMMERCIAL SALE (VIA PHYSICIAN SUPPLY ORGANIZATIONS). PLEASE REVISE YOUR POLICY DISCLOSURE TO DISCUSS HOW YOUR REVENUE RECOGNITION FOR EACH SIGNIFICANT STREAM OF REVENUE COMPLIES WITH GAAP, SPECIFICALLY SAB 104.

RESPONSE:         We believe our revenue recognition footnote relating to retail sales transactions is appropriate and in accordance with SAB
                  104. In regards to commercial sales via physician supply organizations, since there was no revenue from this revenue stream through December 31, 2004, no disclosure was deemed necessary for the December 31, 2004 financial statements. With regard to physician supply organizations, revenue will be recognized when the product is shipped to the customer.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 12

         53. TELL US SUPPLEMENTALLY, AND DISCLOSE IF APPLICABLE, YOUR POLICY FOR DISCOUNTS, REBATES, OR OTHER ADJUSTMENTS AND ALLOWANCES, THAT YOU OFFER TO YOUR CUSTOMERS. DISCLOSE THE METHOD OF ACCOUNTING FOR EACH OF THESE ITEMS, AND WHERE THEY ARE CLASSIFIED IN THE FINANCIAL STATEMENTS. IN THIS CONNECTION, PLEASE REVISE YOUR CRITICAL ACCOUNTING POLICIES AND ESTIMATES (PAGE 18) TO IDENTIFY THE METHODOLOGY AND SIGNIFICANT ESTIMATES USED MANAGEMENT IN THE REVENUE RECOGNITION PROCESS.


RESPONSE:         Discounts within certain payment terms are the only discounts offered. Since we cannot anticipate whether a customer will take advantage of these terms, discounts are recognized when payment is made. We account for cooperative advertising expense in accordance with Emerging Issues Task Force ("EITF")
                  01-9, "Accounting for Consideration Given by a Vendor to a Customer." EITF 01-9 requires that cash considerations, including sales incentives given by a vendor to a customer is presumed to be a reduction of the selling price and, therefore, should be characterized as a reduction of revenue.
                  This presumption is overcome and the consideration characterized as a cost incurred if the vendor receives an identifiable benefit in exchange for the consideration and the fair value of that identifiable benefit can be reasonably estimated. Discounts, rebates and other adjustments are accounted for as a deduction against gross revenues on our statement of operations.


NOTE 6 - STOCKHOLDERS' EQUITY

OPTIONS, F-12

         54. WE NOTED THAT STOCK OPTIONS WERE ISSUED TO AN EMPLOYEE, BOARD OF DIRECTORS AND FOUNDERS OF THE COMPANY DURING 2004. PLEASE PROVIDE THE REQUIRED DISCLOSURES UNDER PARAGRAPH (47) AND (48) OF SFAS NO. 123.

RESPONSE:         We believe that we have provided the required disclosures
                  under paragraph (47) and (48) of SFAS No. 123, except for the tables that summarize the stock option activity. We do not believe that the tables are necessary since all of the options that have been issued occurred during 2004 and are detailed in the footnote.

WARRANTS, F-13

         55. WE NOTED THAT YOU ISSUED 1,000 WARRANTS TO PURCHASE COMMON STOCK IN EXCHANGE FOR ACCOUNTING SERVICES. TELL US SUPPLEMENTALLY TO WHOM THE WARRANTS WERE ISSUED TO. IF THE WARRANTS WERE ISSUED FOR ACCOUNTING SERVICES BY MR. JEFF PELESH, AS DISCLOSED ON PAGE 43 (CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS -- ACCOUNTING SERVICES), CONSIDER REVISING YOUR DISCLOSURE TO CLARIFY.

RESPONSE:         We supplementally inform you that those warrants were issued to Mr. Jeff Pelesh by Synova Healthcare, Inc. Mr. Pelesh is not now and has never been a director of Synova Healthcare, Inc., and accordingly, we do not believe any additional disclosure is appropriate.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 13


OTHER REGULATORY

         56. PLEASE NOTE THE UPDATING REQUIREMENTS FOR THE FINANCIAL STATEMENTS AS SET FORTH IN ITEM 310(G) OF REGULATION S-B, AND PROVIDE A CURRENT CONSENT OF THE INDEPENDENT ACCOUNTANTS IN ANY AMENDMENT.

RESPONSE:         We have included unaudited financial information for our
                  fiscal quarter ended March 31, 2005 in Amendment No. 1 to the Registration Statement. Current consents of the independent accountants have been filed with Amendment No. 1 to the Registration Statement.

PART II -- INFORMATION NOT REQUIRED IN PROSPECTUS

RECENT SALES OF UNREGISTERED SECURITIES

         57. PLEASE INCLUDE THE COMMON STOCK ISSUED BY SYNOVA HEALTHCARE INC. PRIOR TO THE MERGER. WE NOTE THE FINANCIAL STATEMENTS.

RESPONSE:         We have revised the Registration Statement to include in Item
                  26 the common stock issued by Synova Healthcare, Inc. prior to the merger.

         58. ALSO, PLEASE INCLUDE IN THIS SECTION ALL CONVERTIBLE NOTES, OPTIONS AND WARRANTS ISSUED IN THE PAST THREE YEARS.

RESPONSE:         We have revised the Registration Statement to include in Item
                  26 all convertible notes, options and warrants issued by Synova Healthcare, Inc. in the past three years.

         59. FOR EACH TRANSACTION PLEASE PROVIDE THE FACTS SUPPORTING THE EXEMPTION RELIED UPON.

RESPONSE:         We have included in Item 26 the facts supporting the
                  exemptions relied upon for the transactions disclosed in Item
                  26.

         60. PLEASE DISCLOSE THE TYPE OF SERVICES PROVIDED AND THE VALUE OF THE SERVICES FOR EACH TRANSACTION INVOLVING THE ISSUANCE OF SECURITIES FOR SERVICES RENDERED.

RESPONSE:         We have revised the Registration Statement in response to the
                  Staff's comment.

Mr. John Reynolds
United States Securities and Exchange Commission
May 12, 2005
Page 14


EXHIBITS

         61. PLEASE FILE THE MANUFACTURING AGREEMENT WITH APPLIED BIOTECH, INC.

RESPONSE:         A redacted version of the Applied Biotech, Inc. agreement (and amendment) has been filed with Amendment No. 1 to the Registration Statement. On May 12, 2005, we submitted a confidential treatment request to the Commission with respect to the Applied Biotech, Inc. agreement (and amendment).

         62. WE NOTE THAT EXHIBITS 4.3 AND 10.1 ARE EXECUTED BY RANDLE BARRINGTON-FOOTE. PLEASE ADVISE US AS TO MR. BARRINGTON-FOOTE'S RELATIONSHIP TO THE COMPANY. WE MAY HAVE FURTHER COMMENT.

RESPONSE:         Mr. Barrington-Foote served as the Company's Chief Executive
                  Officer for a brief period of time between January 12, 2005 and February 10, 2005, when the merger was consummated and Stephen E. King became the Company's Chief Executive Officer.
                  Mr. Barrington-Foote did not receive any compensation from the Company for his service.

UNDERTAKINGS

         63. SUPPLEMENTALLY TELL US WHY YOU HAVE INCLUDED THE UNDERTAKINGS REQUIRED BY ITEM 512(F) OF REGULATION S-B.

RESPONSE:         In response to the Staff's comment, we have removed the
                  undertakings required by Item 512(f) of Regulation S-B.



                                           Best regards,


                                           SYNOVA HEALTHCARE GROUP, INC.


                                           By: /s/ Stephen E. King
                                              ----------------------------------
                                                Stephen E. King, Chairman and
                                                Chief Executive Officer


cc:      Alan L. Zeiger, Esq.
         Alan H. Lieblich, Esq.
         Michael A. Pollner, Esq.